Related Party Transactions (Details)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related party description	From time to time, the Company borrowed $373,130 from related parties and repaid $17,391 to related parties in the nine months ended September 30, 2021. The Company borrowed $100,292 from related parties and repaid $657,538 to related parties in the nine months ended September 30, 2020.